Other income (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Other income.
Gain on disposal of fixed assets		$ 55	$ 53
Gain on termination of UK office lease		286
Gain on extinguishment of liability	$ 1,379
Other	249	51
Total other income	$ 1,628	$ 392	$ 53